Shareholders' equity - Narrative (Details)					12 Months Ended
	Aug. 12, 2020 shares	Jul. 06, 2020 USD ($) period $ / shares shares	Mar. 03, 2020 installment $ / shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 10, 2020 $ / shares	Aug. 13, 2020 $ / shares	Apr. 10, 2020 $ / shares	May 22, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares shares
Class of Stock [Line Items]
Common stock authorized (in shares)					500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0							$ 0
Common stock outstanding (in shares)												211,072,508
Repurchased share distributed (in shares)	2,723,614	2,723,614
Common stock issued (in shares)					207,265,773	204,070,029	205,232,247					211,072,508
Dividends payable (in dollars per share) | $ / shares		$ 0.03
Number of dividend payments | period		2
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders, Shares		0.0133333
Dividends paid, cash | $		$ 16			$ 10,204,000
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)					420,000,000
Common stock outstanding (in shares)												131,072,508
Shares issued during the period (in shares)					472,130	470,558	520,565
Common stock issued (in shares)					127,265,773	124,070,029	125,232,247					131,072,508
Number of votes per share (in votes) | vote					1
Dividends payable (in dollars per share) | $ / shares			$ 0.11					$ 0.03	$ 0.03	$ 0.05
Common stock, dividends, number of payment installments | installment			3
Class B shares of common stock
Class of Stock [Line Items]
Common stock authorized (in shares)					80,000,000
Common stock outstanding (in shares)												80,000,000
Common stock issued (in shares)					80,000,000	80,000,000	80,000,000					80,000,000
Number of votes per share (in votes) | vote					5
The Repurchase Program
Class of Stock [Line Items]
Number of shares repurchased (in shares)				7,993,602
Value of shares repurchased | $				$ 60,000,000
The Repurchase Program | Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares											$ 0
Shares authorized, value | $											$ 60,000,000